STOCKHOLDERS' EQUITY (Details Textual)										1 Months Ended	12 Months Ended
	Aug. 15, 2018 USD ($) $ / shares shares	Mar. 21, 2018 $ / shares shares	Jan. 09, 2018 USD ($) $ / shares shares	Dec. 22, 2017 USD ($) $ / shares shares	Dec. 21, 2017 USD ($) $ / shares shares	Sep. 01, 2017 $ / shares shares	Dec. 19, 2016 $ / shares shares	May 25, 2016 CNY (¥)	Oct. 12, 2015	Jun. 28, 2016 CNY (¥)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Aug. 15, 2018 CNY (¥)	May 24, 2016 CNY (¥)	Sep. 29, 2015
Stockholders' Equity, Period Increase (Decrease) | ¥								¥ 10,000,000
Total stockholders' equity								¥ 30,000,000			$ 37,041,845	$ 21,216,918			¥ 20,000,000
Common Stock, Par or Stated Value Per Share | $ / shares							$ 1
Stockholders' Equity Note, Stock Split							a 180 for 1 forward stock split whereby every authorized, issued and outstanding ordinary shares was exchanged for 180 new ordinary shares
Common Stock, Shares Authorized | shares							9,000,000				50,000,000	50,000,000
Proceeds from Issuance of Private Placement | $					$ 100,000
Stock Issued During Period, Shares, New Issues | shares		30,000			16,666
Shares Issued, Price Per Share | $ / shares	$ 2.82				$ 6.00
Number Of Warrants Issued | shares						74,784
Warrants Issued Percentage						(7.00%)
Class of Warrants Or Right, Expiration Term						4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 5
Class of Warrant or Right, Outstanding | shares											74,784
Warrants Not Settleable in Cash, Fair Value Disclosure | $											$ 438,234
Fair Value Assumptions Risk Free Interest Rates											2.00%
Fair Value Assumptions Expected Terms											5 years
Fair Value Assumptions Exercise Prices | $ / shares											$ 5
Fair Value Assumptions Expected Volatility Rates											67.40%
Fair Value Assumption, Number Of Tree Step											10
Statutory Accounting Practices, Statutory Capital and Surplus Required | $											$ 2,031,775	$ 1,173,363
Net loss | $											7,103,057	5,933,688	$ 5,302,691
Retained Earnings, Appropriated | $											6,325,541	5,467,130
Share Price | $ / shares		$ 5.88
Debt Conversion, Converted Instrument, Shares Issued | shares	3,280,525
Foreign Currency Exchange Rate, Translation	0.144238													0.144238
Retained Earnings, Appropriated [Member]
Net loss | $											$ 858,412	$ 593,369	$ 579,994
Maximum [Member]
Statutory Surplus Reserves Percentage											50.00%
Minimum [Member]
Statutory Surplus Reserves Percentage											10.00%
Private Placement [Member]
Proceeds from Issuance of Private Placement | $			$ 500,000	$ 420,000
Stock Issued During Period, Shares, New Issues | shares			62,500	70,000
Shares Issued, Price Per Share | $ / shares			$ 8.00	$ 6.00
Zhenglong Ecommerce [Member]
Noncontrolling Interest, Ownership Percentage by Parent											10.90%
ZK Uganda [Member]
Noncontrolling Interest, Ownership Percentage by Parent											20.00%
Wenzhou Weijia [Member]
Noncontrolling Interest, Ownership Percentage by Parent											99.00%					99.00%
HUANG Jian Cong [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									45.00%
Proceeds from Contributed Capital | ¥										¥ 100,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners										1.00%	1.00%
Notes Payable, Related Parties	$ 9,242,676													¥ 64,079,472
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 2.82
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	75.00%
Notes Payable | ¥														¥ 69,000,000
WANG Jian Di [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									10.00%		1.09%
WANG Ming Jie [Member] | Subsidiary One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									20.00%		10.89%
WANG Guo Lin [Member] | Subsidiary One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									20.00%		10.89%
WANG Yang Ming [Member] | Subsidiary One [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									5.00%
ZK International [Member] | Subsidiary Two [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									100.00%		100.00%